Cost of revenue	12 Months Ended
Feb. 28, 2021
Costs Of Revenue [Abstract]
Cost of revenue
19	Cost of revenue

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Purchases
-Operation of IT platform	3,314,075	—	—
-IT expenses	582,925	103,631	—
Cloud management services	270,967	—	—
	4,167,967	103,631	—

Cost of revenue consists primarily of expenses associated with delivery of the IT platform and services. These include expenses related to operation of the IT platform, cloud management service fees and bandwidth costs.